Inventories - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Inventories recognised as expense	₩ 4,287,105	₩ 3,500,950	₩ 3,386,069
Valuation loss and reversal of valuation loss	₩ 68,798	₩ 2,174	₩ 6,205